TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 29,128	$ 34,960	$ 89,486
Statutory tax rate in Israel	23.00%	24.00%	25.00%
Income taxes at statutory rate	$ 6,699	$ 8,390	$ 22,372
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Preferred Enterprise"	(2,527)	(4,832)	(11,904)
Non-deductible expenses, net	701	1,604	1,560
Adjustment for change in tax law		(1,026)
Increase (decrease) in taxes from prior years	(670)	(104)	44
Increase (decrease) in taxes resulting from tax settlement with tax authorities			(151)
Tax adjustment in respect of foreign subsidiaries' different tax rates	(362)	1,593	1,320
Uncertain tax position	482	1,453	(158)
Changes in valuation allowance	93	502	52
Others	144	(178)	(132)
Income tax expense	$ 4,560	$ 7,402	$ 13,003
Effective tax rate	16.00%	21.00%	15.00%
Per share amounts (basic and diluted) of the tax benefit resulting from an "Preferred Enterprise"	$ (0.07)	$ (0.14)	$ (0.34)